Related Party Transactions (Details) - Schedule of amount due to related parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of amount due to related parties [Abstract]
Due to related parties	$ 5,203,762	$ 8,695,702
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	2,910,088	5,529,274
Feng Zhou [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	1,823,679	276,683
Jianping Zhou [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties		2,030,035
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	320,202	769,611
Xiaodong Pan [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	73,110	$ 90,099
Zhijun Xiao [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	62,658
Jun Zheng [Member]
Schedule of amount due to related parties [Abstract]
Due to related parties	$ 14,025